DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative, Notional Amount	$ 19,828,103	$ 17,683,691
Average Maturity (years)	1 year 8 months 12 days
Fair Value	$ 0
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,206,351
Average Maturity (years)	5 years 3 months 18 days
Fair Value	$ (142,702)
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,206,351
Average Maturity (years)	5 years 3 months 18 days
Fair Value	$ 142,702
Foreign Exchange [Member] | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 7,734,395
Average Maturity (years)	8 months 12 days
Fair Value	$ 17,274
Foreign Exchange [Member] | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 7,681,006
Average Maturity (years)	8 months 12 days
Fair Value	$ (17,274)